Subsequent Events	9 Months Ended
Sep. 30, 2016
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Subsequent to September 30, 2016, we acquired 11 hospitals for an estimated total consideration of $58.0 million, with acquired revenues of $30.7 million; the total consideration includes $7.5 million for the purchase of real property in connection with one of the hospital acquisitions